EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended February 28, 2014

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	34.92%
From	01-Feb-14	18-Feb-14	17-Mar-14	Floating Allocation Percentage at Month-End	84.50%
To	28-Feb-14	17-Mar-14
Days	27

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$2,093,835.01
Series Nominal Liquidation Amount	1,244,293,835.01

Required Participation Amount	$1,244,293,835.01		Accumulation Account
Excess Receivables	$260,556,783.93		Beginning	-
			Payout	-
Total Collateral	$1,504,850,618.93		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	150.49%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	27
	Total Pool		LIBOR	0.154500%
Beginning Gross Principal Pool Balance	$4,728,683,064.74		Applicable Margin	0.300000%
Total Principal Collections	$(1,574,232,892.24)			0.454500%
Investment in New Receivables	$1,682,747,879.41
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	340,875.00	0.34
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.34
Less Net CMA Offset	$(523,185,227.47)
Less Servicing Adjustment	$(4,747,955.36)		Total Due Investors	340,875.00	0.454500%
Ending Balance	$4,309,264,869.08		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,574,112.92
SAP for Next Period	34.92%

Average Receivable Balance	$4,259,498,071.48
Monthly Payment Rate	36.96%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,997,648.46
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,997,648.46